ORGANIZATION AND BASIS OF PRESENTATION (Details) (Moelis Australia Holdings)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Moelis Australia Holdings
Investment in Joint Venture
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%